Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	UBS INVESTMENT TRUST
Central Index Key	0000873803
Amendment Flag	false
Document Creation Date	Dec. 24, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 29, 2014
UBS U.S. Allocation Fund | Class A
Risk/Return:
Trading Symbol	PWTAX
UBS U.S. Allocation Fund | Class C
Risk/Return:
Trading Symbol	KPAAX
UBS U.S. Allocation Fund | Class P
Risk/Return:
Trading Symbol	PWTYX